UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE SELECT FUND

FORM N-Q

JULY 31, 2017

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited)	July 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 90.3%
CONSUMER DISCRETIONARY - 9.7%
Auto Components - 0.6%
Fox Factory Holding Corp.	4,110	$158,029	*

Media - 2.7%
Lions Gate Entertainment Corp., Class A Shares	7,177	211,004
Lions Gate Entertainment Corp., Class B Shares	18,806	517,353	*
Turn Inc. (Escrow)	12,626	12,642	*(a)(b)(c)

Total Media		740,999

Specialty Retail - 6.4%
Advance Auto Parts Inc.	4,515	505,725
Carvana Co.	26,391	515,152	*
Ross Stores Inc.	13,773	761,923

Total Specialty Retail		1,782,800

TOTAL CONSUMER DISCRETIONARY		2,681,828

CONSUMER STAPLES - 1.6%
Food Products - 1.6%
Blue Buffalo Pet Products Inc.	19,681	440,264	*

ENERGY - 1.3%
Energy Equipment & Services - 1.3%
Forum Energy Technologies Inc.	27,484	364,163	*

FINANCIALS - 3.9%
Capital Markets - 3.9%
Financial Engines Inc.	14,127	543,183
KKR & Co. LP	27,804	538,842

TOTAL FINANCIALS		1,082,025

HEALTH CARE - 12.4%
Biotechnology - 2.2%
Alexion Pharmaceuticals Inc.	4,555	625,584	*

Health Care Equipment & Supplies - 1.6%
Insulet Corp.	8,697	437,546	*

Health Care Providers & Services - 2.0%
Surgery Partners Inc.	27,521	546,292	*

Health Care Technology - 2.6%
athenahealth Inc.	5,310	734,479	*(d)

Life Sciences Tools & Services - 3.1%
INC Research Holdings Inc., Class A Shares	7,520	413,600	*
PAREXEL International Corp.	5,063	443,114	*

Total Life Sciences Tools & Services		856,714

Pharmaceuticals - 0.9%
Pacira Pharmaceuticals Inc.	6,022	237,869	*

TOTAL HEALTH CARE		3,438,484

INDUSTRIALS - 6.8%
Building Products - 3.4%
Masonite International Corp.	5,896	457,824	*
Trex Co. Inc.	6,362	478,486	*

Total Building Products		936,310

Commercial Services & Supplies - 1.8%
Copart Inc.	16,256	511,902	*

Trading Companies & Distributors - 1.6%
H&E Equipment Services Inc.	20,037	452,235

TOTAL INDUSTRIALS		1,900,447

See Notes to Schedule of Investments.

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 50.3%
Electronic Equipment, Instruments & Components - 0.9%
IPG Photonics Corp.	1,620	$247,277	*

Internet Software & Services - 24.0%
Baidu Inc., ADR	2,398	542,787	*
comScore Inc.	16,606	498,529	*
Cornerstone OnDemand Inc.	15,454	622,951	*
MercadoLibre Inc.	2,498	720,473
MINDBODY Inc., Class A Shares	20,680	536,646	*
New Relic Inc.	13,534	635,557	*
Pandora Media Inc.	50,880	455,376	*
Points International Ltd.	49,420	406,727	*
Shopify Inc., Class A Shares	6,277	579,806	*
Wix.com Ltd.	7,005	432,208	*
XO Group Inc.	33,092	604,922	*
Yext Inc.	27,669	359,697	*
Zillow Group Inc., Class A Shares	1,419	64,465	*
Zillow Group Inc., Class C Shares	4,813	217,355	*

Total Internet Software & Services		6,677,499

IT Services - 3.0%
Alliance Data Systems Corp.	820	197,972
Visa Inc., Class A Shares	6,246	621,852

Total IT Services		819,824

Software - 19.4%
Adobe Systems Inc.	3,470	508,320	*
Atlassian Corp. PLC, Class A Shares	7,289	261,092	*
Barracuda Networks Inc.	21,134	474,881	*
BroadSoft Inc.	13,375	589,169	*
Citrix Systems Inc.	6,964	550,017	*
Fortinet Inc.	19,170	707,565	*
Imperva Inc.	5,136	231,377	*
MicroStrategy Inc., Class A Shares	714	96,040	*
Qualys Inc.	14,413	578,682	*
ServiceNow Inc.	6,857	757,355	*
Tableau Software Inc., Class A Shares	6,118	394,305	*
Varonis Systems Inc.	6,814	253,821	*

Total Software		5,402,624

Technology Hardware, Storage & Peripherals - 3.0%
Apple Inc.	5,520	820,990

TOTAL INFORMATION TECHNOLOGY		13,968,214

REAL ESTATE - 4.3%
Equity Real Estate Investment Trusts (REITs) - 3.1%
SBA Communications Corp.	6,211	854,323	*

Real Estate Management & Development - 1.2%
CBRE Group Inc., Class A Shares	9,115	346,279	*

TOTAL REAL ESTATE		1,200,602

TOTAL COMMON STOCKS (Cost - $19,697,874)		25,076,027

See Notes to Schedule of Investments.

CLEARBRIDGE SELECT FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY		SHARES	VALUE
PREFERRED STOCKS - 0.4%
INFORMATION TECHNOLOGY - 0.4%
Software - 0.4%
DocuSign Inc., Series F Shares (Cost - $113,012)		5,919	$116,367	*(a)(b)(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $19,810,886)			25,192,394

	RATE
SHORT-TERM INVESTMENTS - 8.8%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $2,453,679)	0.917%	2,453,679	2,453,679

TOTAL INVESTMENTS - 99.5% (Cost - $22,264,565#)			27,646,073
Other Assets in Excess of Liabilities - 0.5%			135,009

TOTAL NET ASSETS - 100.0%			$27,781,082

*	Non-income producing security.

(a)	Restricted security (See Note 3).

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(c)	Security is valued using significant unobservable inputs (See Note 1).

(d)	All or a portion of this security is pledged as collateral for written options.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

SCHEDULE OF EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
Athenahealth Inc., Call	8/18/17	$155.00	3	$ 300	$ 187
INC Research Holdings Inc., Put	8/18/17	55.00	13	1,300	1,788
INC Research Holdings Inc., Put	8/18/17	50.00	12	1,200	300
Inphi Corp., Put	8/18/17	35.00	43	4,300	4,300
New Relic Inc., Put	8/18/17	45.00	8	800	1,060

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $10,282)					$ 7,635

SECURITY	SHARES	VALUE
SECURITIES SOLD SHORT† - (1.0)%
CONSUMER DISCRETIONARY - (1.0)%
Media - (1.0)%
Omnicom Group Inc. (Proceeds - $(284,768))	(3,424)	$(269,606)

†	Percentages indicated are based on net assests.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Select Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$2,669,186	—	$12,642	$2,681,828
Other Common Stocks	22,394,199	—	—	22,394,199
Preferred Stocks	—	—	116,367	116,367

Total Long-Term Investments	25,063,385	—	129,009	25,192,394

Short-Term Investments†	2,453,679	—	—	2,453,679

Total Investments	$27,517,064	—	$129,009	$27,646,073

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$4,600	$3,035	—	$7,635
Securities Sold Short†	269,606	—	—	269,606

Total	$274,206	$3,035	—	$277,241

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At July 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,613,682
Gross unrealized depreciation	(232,174)

Net unrealized appreciation	$5,381,508

3. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 7/31/2017	Value Per Share	Percent of Net Assets
DocuSign Inc., Series F Shares	5,919	4/15	$113,012	$116,367	$19.66	0.42%
Turn Inc. (Escrow)	12,626	12/13	18,565	12,642	1.00	0.05

			$131,577	$129,009		0.47%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: September 25, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: September 25, 2017